EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
Disclosure of classes of share capital
The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the year ended December 31, 2019:

	Common Shares	Special Voting Shares	Total
Outstanding shares at December 31, 2018	187,920,656	56,492,874	244,413,530
Common shares repurchased under share repurchase program(1)	(2,907,702)	—	(2,907,702)
Common shares assigned under equity incentive plans(2)	270,369	—	270,369
Special voting shares allocation(3)	—	6,854,047	6,854,047
Outstanding shares at December 31, 2019	185,283,323	63,346,921	248,630,244
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(1)	Includes shares repurchased between January 1, 2019 and December 31, 2019 based on the transaction trade date, for a total consideration of €386,094 thousand, including transaction costs.

(2)
During 2019, approximately 230 thousand performance share units and 40 thousand retention restricted share units vested under the Equity Incentive Plan 2016-2020 as a result of certain performance or retention requirements being achieved. As a result, a corresponding number of common shares, which were previously held in treasury, were assigned to participants of the plan. See Note 21 “Share-Based Compensation” for additional details.

(3)	Relates to the issuance, allocation and deregistration of certain special voting shares under the Company’s special voting shares terms and conditions.

Disclosure of other comprehensive income/(loss)
The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2019			2018			2017
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
(Losses)/Gains on remeasurement of defined benefit plans	(2,078)	456	(1,622)	385	(88)	297	(730)	203	(527)
(Losses)/Gains on cash flow hedging instruments	(2,272)	610	(1,662)	(13,034)	3,608	(9,426)	34,971	(9,757)	25,214
Exchange gains/(losses) on translating foreign operations	2,652	—	2,652	5,986	—	5,986	(15,346)	—	(15,346)
Total other comprehensive (loss)/income	(1,698)	1,066	(632)	(6,663)	3,520	(3,143)	18,895	(9,554)	9,341
The following table presents other comprehensive income:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans (1)	(2,078)	385	(730)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(2,078)	385	(730)
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments arising during the period	(24,327)	(9,257)	54,695
Losses/(Gains) on cash flow hedging instruments reclassified to the consolidated income statement	22,055	(3,777)	(19,724)
(Losses)/Gains on cash flow hedging instruments	(2,272)	(13,034)	34,971
Exchange differences on translating foreign operations arising during the period	2,652	5,986	(15,346)
Total items that may be reclassified to the consolidated income statement in subsequent periods	380	(7,048)	19,625
Total other comprehensive income	(1,698)	(6,663)	18,895
Related tax impact	1,066	3,520	(9,554)
Total other comprehensive income, net of tax	(632)	(3,143)	9,341
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(1)
For the year ended December 31, 2019 includes €3 thousand (€33 thousand for the year ended December 31, 2018) related to the Group’s proportionate share of the loss on remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.